revenue from contracts with customers	6 Months Ended
Jun. 30, 2025
revenue from contracts with customers
revenue from contracts with customers

6revenue from contracts with customers

(a)Revenues

In the determination of the minimum transaction prices in contracts with customers, amounts are allocated to fulfilling, or the completion of fulfilling, future contracted performance obligations, which are largely in respect of services to be provided over the duration of the contract. The following table sets out our aggregate estimated minimum transaction prices allocated to remaining unfulfilled, or partially unfulfilled, future contracted performance obligations and the timing of when we might expect to recognize the associated revenues; actual amounts could differ from these estimates due to a variety of factors, including the unpredictable nature of: customer behaviour; industry regulation; the economic environments in which we operate; and competitor behaviour.

	June 30,	December 31,
As at (millions)	2025	2024
Estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations to be recognized as revenue in a future period [1,2]
During the 12-month period ending one year hence	$2,345	$2,408
During the 12-month period ending two years hence	942	976
Thereafter	128	116
	$3,415	$3,500

1	Excludes constrained variable consideration amounts, amounts arising from contracts originally expected to have a duration of one year or less and, as a permitted practical expedient, amounts arising from contracts that are not affected by revenue recognition timing differences arising from transaction price allocation or from contracts under which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.
2	IFRS Accounting Standards require the explanation of when we might expect to recognize as revenue the amounts disclosed as the estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations. The estimated amounts disclosed are based upon contractual terms and maturities. Actual minimum transaction price revenues recognized, and the timing thereof, will differ from these estimates primarily due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.

(b)Accounts receivable

		June 30,	December 31,
As at (millions)	Note	2025	2024
Customer accounts receivable		$2,676	$2,844
Allowance for doubtful accounts	4(a)	(126)	(119)
Billed customer accounts receivable, net of allowance for doubtful accounts		2,550	2,725
Accrued receivables – customer		607	604
Billed and unbilled customer accounts receivable, net of allowance for doubtful accounts		3,157	3,329

Accrued receivables – other		345	360
Accounts receivable – current		$3,502	$3,689

(c)Contract assets

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Balance, beginning of period	$913	$867	$939	$898
Net additions arising from operations	370	375	748	728
Amounts billed in the period and thus reclassified to accounts receivable	(421)	(399)	(830)	(789)
Change in impairment allowance, net (Note 4(a))	(1)	(1)	4	4
Other	1	1	1	2
Balance, end of period [1]	$862	$843	$862	$843
Reconciliation of contract assets presented in the Consolidated statements of financial position – current
Gross contract assets			$589	$564
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities		24	(17)	(15)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets		24	(119)	(127)
			$453	$422

1Timing of amounts to be billed and thus reclassified to accounts receivable is set out in Note 4(a).